Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Thousands of $ For the years ended December 31	2023	2022
Cash and cash equivalents	22,380	15,503
Total cash and cash equivalents	$22,380	$15,503